Stock-Based Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Awards Activity
The following table summarizes stock option and SAR (“stock awards”) activity:

	Number of Shares Under Stock Awards	Weighted Average Exercise Price per Share
Outstanding at December 31, 2011	23,599,256	$17.42
Granted	3,130,843	23.37
Exercised	(9,360,396)	15.40
Forfeited	(753,086)	20.24
Outstanding at December 31, 2012	16,616,617	$19.54
Granted	2,182,035	32.92
Exercised	(4,367,871)	17.80
Forfeited	(866,900)	23.12
Outstanding at December 31, 2013	13,563,881	$22.05
Granted	6,226,185	52.37
Exercised	(2,720,048)	20.25
Forfeited	(862,241)	38.28
Outstanding at December 31, 2014	16,207,777	$33.21
Vested and expected to vest at December 31, 2014	15,548,906	$33.14
Exercisable at December 31, 2014	7,654,835	$20.42

Nonvested Restricted Stock and Restricted Stock Unit, Including Performance Units, Activity
A summary of the status of the Company’s nonvested restricted stock and restricted stock unit awards, including PSUs, (“restricted stock awards”) as of December 31, 2014 and the changes during the year ended December 31, 2014 are presented below:

	Number of Restricted Stock Awards	Weighted Average Grant-Date Fair Value Per Share
Nonvested at December 31, 2013	3,321,836	$27.13
Granted	2,144,184	40.04
Released	(1,376,177)	24.98
Forfeited	(419,605)	31.97
Nonvested at December 31, 2014	3,670,238	$34.98

Long Term Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-Based Compensation Plans, Valuation Assumptions
The assumptions used for options granted under the 2003 Plan are as follows:

	Year Ended December 31,
	2014	2013	2012
Volatility	31.6%	23.9%	29.7%
Risk-free interest rate	1.9%	1.1%	1.0%
Expected term (years)	6.3	6.1	5.9
Forfeiture rate	5.5%	5.5%	5.5%
Weighted average grant date fair value per option	$17.44	$8.49	$7.00

2014 Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-Based Compensation Plans, Valuation Assumptions
The assumptions used for the 2014 Program are as follows:

Year Ended
December 31, 2014
Volatility	31.6%
Risk-free interest rate	1.9%
Expected term (years)	6.3
Forfeiture rate	5.5%
Weighted average grant date fair value per SAR	$9.43
Weighted average grant date fair value per PSU	$34.58